Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Japanese Plans (Detail) (Japanese plans)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.80%	1.80%	1.90%
Expected return on plan assets	2.30%	1.80%	1.90%
Rate of compensation increase	2.30%	2.40%	2.50%